Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Net earnings including non-controlling interests for the year	$ 522	$ 137
Translation adjustments
Change in foreign currency translation of foreign subsidiaries	(43)	(33)
Change in foreign currency translation related to net investment hedging activities	33	21
Cash flow hedges
Available-for-sale financial assets	(1)	(2)
Share of other comprehensive income of associates	21	0
Recovery of income taxes	(13)	(6)
Other comprehensive income that may be reclassified to earnings, net of tax	(1)	(10)
Items that are reclassified to retained earnings
Actuarial gain (loss) on employee future benefits	(13)	11
Provision for (recovery of) income taxes	3	(3)
Other comprehensive income that will be classified as retained earnings, net of tax	(10)	8
Other comprehensive loss	(11)	(2)
Comprehensive income including non-controlling interests for the year	511	135
Comprehensive income (loss) attributable to non-controlling interests for the year	18	(4)
Comprehensive income attributable to Shareholders for the year	493	139
Foreign exchange forward
Cash flow hedges
Change in fair value of commodity derivative financial instruments	1	0
Commodity derivative
Cash flow hedges
Change in fair value of commodity derivative financial instruments	$ 1	$ 10